Net Income (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	$ (35,407)	$ (198,178)	$ (63,489)	$ (321,920)
Common stock and common stock equivalents (in shares)	101,107,371	100,784,683	101,034,362	100,697,251